Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Grizzle Growth ETF
Shareholder Report [Line Items]
Fund Name	Grizzle Growth ETF
Class Name	Grizzle Growth ETF
Trading Symbol	DARP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Grizzle Growth ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etf.grizzle.com/. You can also request this information by contacting us at 1-(800)-617-0004 or by writing to the Grizzle Growth ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	1-(800)-617-0004
Additional Information Website	www.etf.grizzle.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Grizzle Growth ETF	$92	0.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund saw a 45.11% total return compared to the benchmark, the S&P 500® Index, seeing a 19.56% total return. Compared to the benchmark, the portfolio outperformed by 25.55%.

The top contributing sectors for the annual period ending July 31, 2026, were the information technology and communications sectors. The top detracting sectors were the energy and financial sectors. Micron Technology (MU), Alphabet (GOOGL) and Ciena (CIEN) were the top contributing stocks. Venture Global (VG), Cheniere Energy (LNG) and Antero Resources (AR) were the top detracting stocks.

What factors influenced performance?

Based on our key investment objectives, we continued to position the strategy with strong and consistent growth characteristics above that of the benchmark and relative to the overall market. Companies with strong revenue growth outlooks that have traded at reasonable valuations versus the market contributed strongly to the overall returns of the fund for the annual period ending July 31, 2026.

Positioning

During the reporting period, we continued to position the Grizzle Growth ETF for disruption at a reasonable price, seeking companies across the growth landscape trading at compelling valuations. We maintained a barbell approach balancing established technology leaders with emerging disruptors, supported by essential supply-chain commodities. In the era of artificial intelligence (AI), mega-cap tech leaders hold distinct funding and competitive advantages. Simultaneously, emerging disruptors - particularly within the industrials sector - continue to capture significant upside by directly supplying and constructing the AI infrastructure buildout. We believe pairing both segments allows the portfolio to capture robust secular growth while maintaining valuation discipline. For the commodity pillar of the fund, we view physical inputs as critical enablers of this technological transition. We remain highly constructive on the broader energy complex, with high conviction in liquefied natural gas, copper, and broad critical minerals essential to meeting the power and hardware demands of next-generation infrastructure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026	1 Year	3 Year	Since Inception (12/16/2021)
Grizzle Growth ETF - at NAV	45.11%	28.46%	20.09%
S&P 500 Total Return Index	19.56%	19.32%	12.37%

Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.etf.grizzle.com for more recent performance information.
Net Assets	$ 33,298,000
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 152,138
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$33,298
Number of Holdings	44
Total Advisory Fee Paid	$152,138
Portfolio Turnover Rate	70%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Alphabet, Inc. - Class A	13.1%
Amazon.com, Inc.	8.6%
NVIDIA Corp.	8.4%
Micron Technology, Inc.	8.2%
GE Vernova, Inc.	5.1%
Coherent Corp.	4.0%
Ciena Corp.	3.3%
Apple, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Vertiv Holdings Co. - Class A	2.9%

Material Fund Change [Text Block]	Fund Changes There have been no changes.